Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	150,000,000	150,000,000	150,000,000
Common stock, issued	1,367,040	1,364,940	1,285,337
Common stock, outstanding	1,367,040	1,364,940	1,285,337